Information Concerning Guarantor and Non-Guarantor Subsidiaries - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Rooms	$ 96,073	$ 99,982	$ 181,582	$ 187,516
Food and beverage	99,309	101,224	197,497	209,300
Other hotel revenue	27,449	31,841	53,333	62,279
Opry and Attractions	22,352	20,182	34,884	33,049
Total revenues	245,183	253,229	467,296	492,144
Operating expenses:
Rooms	26,564	24,797	51,651	47,765
Food and beverage	60,406	60,644	121,654	122,258
Other hotel expenses	68,583	74,836	138,151	147,730
Management fees	3,724		7,193
Total hotel operating expenses	159,277	160,277	318,649	317,753
Opry and Attractions	14,629	14,075	25,915	24,832
Corporate	6,636	13,260	13,302	26,266
Corporate overhead allocation
REIT conversion costs	5,420	3,375	20,412	6,428
Casualty loss	17	372	49	546
Impairment and other charges (non-REIT conversion costs)	1,247		1,247
Preopening costs		8		339
Depreciation and amortization	29,054	30,254	61,063	62,688
Total operating expenses	216,280	221,621	440,637	438,852
Operating income (loss)	28,903	31,608	26,659	53,292
Interest expense, net of amounts capitalized	(17,424)	(14,451)	(30,747)	(28,813)
Interest income	3,052	3,021	6,103	6,175
Other gains and (losses)	53		47
Income from unconsolidated companies		109		109
Income before income taxes and discontinued operations	14,584	20,287	2,062	30,763
(Provision) benefit for income taxes	1,784	(11,314)	68,076	(15,783)
Equity in subsidiaries' earnings, net
Income from continuing operations	16,368	8,973	70,138	14,980
Income (loss) from discontinued operations, net of income taxes	11	(19)	21	2
Net income (loss)	16,379	8,954	70,159	14,982
Comprehensive income (loss)	24,789	8,954	79,731	14,982
Parent Guarantor [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue		9,294		12,085
Opry and Attractions		7		14
Total revenues		9,301		12,099
Operating expenses:
Rooms
Food and beverage
Other hotel expenses
Management fees
Total hotel operating expenses
Opry and Attractions
Corporate		5,655		11,040
Corporate overhead allocation	2,120		2,120
REIT conversion costs		2,732		5,380
Casualty loss		243		276
Impairment and other charges (non-REIT conversion costs)
Preopening costs		8		22
Depreciation and amortization		758		1,526
Total operating expenses	2,120	9,396	2,120	18,244
Operating income (loss)	(2,120)	(95)	(2,120)	(6,145)
Interest expense, net of amounts capitalized	(7,537)	(14,660)	(15,906)	(29,294)
Interest income		25,129		50,461
Other gains and (losses)
Income before income taxes and discontinued operations	(9,657)	10,374	(18,026)	15,022
(Provision) benefit for income taxes		(5,688)	(222)	(7,639)
Equity in subsidiaries' earnings, net	26,036	4,268	88,407	7,599
Income from continuing operations	16,379	8,954	70,159	14,982
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	16,379	8,954	70,159	14,982
Comprehensive income (loss)	24,789	8,954	79,731	14,982
Issuer [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue
Opry and Attractions
Total revenues
Operating expenses:
Rooms
Food and beverage
Other hotel expenses
Management fees
Total hotel operating expenses
Opry and Attractions
Corporate	(181)		666
Corporate overhead allocation
REIT conversion costs
Casualty loss
Impairment and other charges (non-REIT conversion costs)
Depreciation and amortization
Total operating expenses	(181)		666
Operating income (loss)	181		(666)
Interest expense, net of amounts capitalized	(9,875)		(14,813)
Interest income
Other gains and (losses)
Income before income taxes and discontinued operations	(9,694)		(15,479)
(Provision) benefit for income taxes	(3)		(2,031)
Equity in subsidiaries' earnings, net
Income from continuing operations	(9,697)		(17,510)
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	(9,697)		(17,510)
Comprehensive income (loss)	(9,697)		(17,510)
Guarantors [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue	66,836		136,515
Opry and Attractions
Total revenues	66,836		136,515
Operating expenses:
Rooms
Food and beverage
Other hotel expenses	10,069		22,500
Management fees
Total hotel operating expenses	10,069		22,500
Opry and Attractions
Corporate	2		2
Corporate overhead allocation	1,530		5,605
REIT conversion costs
Casualty loss
Impairment and other charges (non-REIT conversion costs)	1,247		1,247
Depreciation and amortization	14,937		29,887
Total operating expenses	27,785		59,241
Operating income (loss)	39,051		77,274
Interest expense, net of amounts capitalized
Interest income
Other gains and (losses)
Income before income taxes and discontinued operations	39,051		77,274
(Provision) benefit for income taxes	(922)		142,217
Equity in subsidiaries' earnings, net
Income from continuing operations	38,129		219,491
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	38,129		219,491
Comprehensive income (loss)	38,129		219,491
Non-Guarantors [Member]
Revenues:
Rooms	96,073	99,982	181,582	187,516
Food and beverage	99,309	101,224	197,497	209,300
Other hotel revenue	31,729	31,841	62,317	62,382
Opry and Attractions	22,352	20,175	34,884	33,035
Total revenues	249,463	253,222	476,280	492,233
Operating expenses:
Rooms	26,564	24,797	51,651	47,765
Food and beverage	60,406	60,644	121,654	122,258
Other hotel expenses	125,980	74,836	253,425	147,833
Management fees	3,724		7,193
Total hotel operating expenses	216,674	160,277	433,923	317,856
Opry and Attractions	14,629	14,075	25,915	24,832
Corporate	6,815	7,605	12,634	15,226
Corporate overhead allocation		9,294		12,085
REIT conversion costs	5,420	643	20,412	1,048
Casualty loss	17	129	49	270
Impairment and other charges (non-REIT conversion costs)
Preopening costs				317
Depreciation and amortization	14,117	29,496	31,176	61,162
Total operating expenses	257,672	221,519	524,109	432,796
Operating income (loss)	(8,209)	31,703	(47,829)	59,437
Interest expense, net of amounts capitalized	(12)	(29,748)	(28)	(59,683)
Interest income	3,052	7,849	6,103	15,878
Other gains and (losses)	53		47
Income from unconsolidated companies		109		109
Income before income taxes and discontinued operations	(5,116)	9,913	(41,707)	15,741
(Provision) benefit for income taxes	2,709	(5,626)	(71,888)	(8,144)
Equity in subsidiaries' earnings, net
Income from continuing operations	(2,407)	4,287	(113,595)	7,597
Income (loss) from discontinued operations, net of income taxes	11	(19)	21	2
Net income (loss)	(2,396)	4,268	(113,574)	7,599
Comprehensive income (loss)	6,014	4,268	(104,002)	7,599
Eliminations [Member]
Revenues:
Rooms
Food and beverage
Other hotel revenue	(71,116)	(9,294)	(145,499)	(12,188)
Opry and Attractions
Total revenues	(71,116)	(9,294)	(145,499)	(12,188)
Operating expenses:
Rooms
Food and beverage
Other hotel expenses	(67,466)		(137,774)	(103)
Management fees
Total hotel operating expenses	(67,466)		(137,774)	(103)
Opry and Attractions
Corporate
Corporate overhead allocation	(3,650)	(9,294)	(7,725)	(12,085)
REIT conversion costs
Casualty loss
Impairment and other charges (non-REIT conversion costs)
Depreciation and amortization
Total operating expenses	(71,116)	(9,294)	(145,499)	(12,188)
Operating income (loss)
Interest expense, net of amounts capitalized		29,957		60,164
Interest income		(29,957)		(60,164)
Other gains and (losses)
Income before income taxes and discontinued operations
(Provision) benefit for income taxes
Equity in subsidiaries' earnings, net	(26,036)	(4,268)	(88,407)	(7,599)
Income from continuing operations	(26,036)	(4,268)	(88,407)	(7,599)
Income (loss) from discontinued operations, net of income taxes
Net income (loss)	(26,036)	(4,268)	(88,407)	(7,599)
Comprehensive income (loss)	$ (34,446)	$ (4,268)	$ (97,979)	$ (7,599)